Supplemental Share Information	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Share Information Treasury Stock RollForward
Treasury Stock, Shares, Beginning Balance	256,941,406	249,063,015	232,055,448
Reacquired stock	45,445,610	25,054,207	31,331,469
Issuances pursuant to stock options and benefit plans	(21,650,199)	(17,175,816)	(14,323,902)
Treasury Stock, Shares, Ending Balance	280,736,817	256,941,406	249,063,015